INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Statutory rate	25.00%	25.00%	25.00%	25.00%
Loss before income taxes
Non-PRC	¥ (43,002)	$ (6,662)		¥ (36,047)
PRC	(14,731)	(2,282)		(20,065)
Loss before income taxes	(57,733)	(8,944)	¥ (56,112)	(56,112)
Current and deferred components of income tax (expense) benefit
Current tax provision				(10)
Deferred tax benefit	44	7		45
Total	¥ 44	$ 7	¥ 35	¥ 35
PRC
Income Taxes
Statutory rate	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Dividend Withholding Tax Rate Percentage	10.00%	10.00%
United States
Income Taxes
Statutory rate	21.00%	21.00%	21.00%